Equity (Details Textual) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions							1 Months Ended	12 Months Ended
	Nov. 28, 2017 USD ($) $ / shares shares	Mar. 29, 2017 USD ($) $ / shares shares	Dec. 06, 2016 USD ($) $ / shares shares	Sep. 12, 2016 USD ($) $ / shares shares	Jul. 08, 2015 USD ($) $ / shares shares	Jul. 08, 2015 ILS (₪) shares	Sep. 29, 2013 shares	Dec. 31, 2017 USD ($) Optionsexercisable $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ₪ / shares	Mar. 20, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares	Jul. 08, 2015 ₪ / shares shares	Feb. 01, 2015 Optionsexercisable shares	Jun. 30, 2014 shares
Disclosure of classes of share capital [line items]
Ordinary shares per value | ₪ / shares											₪ 0.094	₪ 0.1		₪ 380
Ordinary shares issued	40,500,000	58,157,200	5,695,850		70,525							800,000,000		70,525
Warrants issued on shares					500									500
Warrants purchase on additional shares			1,993,550
Warrants cash consideration | $		$ 7,500
Warrants exercise price | ₪ / shares														₪ 5.32
Number of warrants issued									21,847,610
Net proceeds from the issuance of expenses | $	$ 1,400	$ 6,500	$ 800						$ 6,500
Fair value of warrants allotted, shares							4,500,000
Fair value of warrants allotted | $								$ 32
Warrants issuance expenses | $									52
Fair value warrants allotted instrument | $									6,000
Ordinary shares purchase price | $ / shares					$ 100
Gross proceeds	$ 1,600				$ 7,000	₪ 26.8
Exercise price per share | $ / shares					$ 5.32
Expenses for options to employees and other service providers | $								$ 64	$ 104	$ 116
Option life, share options granted | Optionsexercisable								10
Number of options vested									3,200,000						650,000	650,000
Number of equity instruments exercisable in share based payment arrangements									1,300,000
Authorized share capital												65,000,000
Increase in authorized share capital												80,000,000
Aggregate of securities issuance | $			$ 600
Direct Offering [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				128,000
ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares per value | $ / shares	$ 2							$ 1.32
Ordinary shares issued	810,000		113,917	3,955
Warrants purchase on additional shares			39,871
Warrants exercise price | $ / shares				$ 14.375
Expected life of share options (years)				5 years
Ordinary shares purchase price | $ / shares			$ 6.7
ADS [Member] | Direct Offering [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				6,400,000
Ordinary shares purchase price | $ / shares				$ 11.5
Tel Aviv Stock Exchange [Member]
Disclosure of classes of share capital [line items]
Ordinary shares per value | (per share)									$ 0.503		₪ 0.1
Warrant Series I [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Warrants exercise price | $ / shares			$ 9
Expected life of share options (years)			5 years 6 months
Warrant Series J [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			3,987
Warrants purchase on additional shares									99,675
Warrants exercise price | $ / shares									$ 0.18
Number of warrants exercisable									1
Warrants term									5 years 6 months
Warrant Series J [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			3,987						1,993
Warrants exercise price | $ / shares			$ 7.37						$ 9
Number of warrants issued			199,355
Expected life of share options (years)			5 years
Warrant Series 9 [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued					100									100
Warrants issued on shares					500									500
Number of warrants issued					1									1
Net proceeds from the issuance of expenses					$ 6,800	₪ 25.5
Fair value of warrants allotted, shares					6,000,000	6,000,000
Fair value of warrants allotted | $					$ 800
Number of warrants exercisable					1									1
Warrant Series H [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued				197,750
Number of warrants issued									197,750
Fair value warrants allotted instrument | $				$ 38
Exercise price per share | $ / shares				$ 0.23
Number of warrants exercisable				1
Warrant Series C [Member]
Disclosure of classes of share capital [line items]
Ordinary shares per value | ₪ / shares													₪ 0.1
Exercise price per share | ₪ / shares													₪ 8.3
Number of warrants exercisable									10
Number of options exercisable into ordinary share | Optionsexercisable															1
Warrants Series A [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		48,985,700
Warrants issued on shares		2,142,858
Warrants purchase on additional shares		107,142,900
Warrants exercise price | $ / shares		$ 3.50
Number of warrants exercisable		50
Number of options exercisable into ordinary share | Optionsexercisable															1
Warrants Series B [Member]
Disclosure of classes of share capital [line items]
Warrants issued on shares		1,163,144
Warrants purchase on additional shares		58,157,200
Warrants exercise price | $ / shares		$ 0.01
Number of warrants exercisable		50
Number of options exercisable into ordinary share | Optionsexercisable															1
Warrants Series Placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued on shares		150,000
Warrants exercise price | $ / shares		$ 4.375
Fair value of warrants allotted | $		$ 221
Number of warrants exercisable		50
Warrants term		5 years
Warrants Series L [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	20,250,000
Warrants exercise price | $ / shares	$ 2.25
Number of warrants exercisable	50
Warrants term	5 years 6 months
Warrants Series L [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	405,000
Warrants Series M [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	2,835,000
Warrants exercise price | $ / shares	$ 2.50
Fair value of warrants allotted | $	$ 46
Number of warrants exercisable	50
Warrants term	5 years
Warrants Series M [Member] | ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	56,700
Warrants Series D [Member]
Disclosure of classes of share capital [line items]
Number of options exercisable into ordinary share | Optionsexercisable															1
Warrants Series F [Member]
Disclosure of classes of share capital [line items]
Number of options exercisable into ordinary share | Optionsexercisable															1
Warrants Series K [Member]
Disclosure of classes of share capital [line items]
Number of options exercisable into ordinary share | Optionsexercisable															1